Gradison Municipal Custodian Trust -Rule 497(j) certification.

Regarding the form of prospectus and statement of additional information for the Gradison Municipal Custodian Trust which would be filed under Rule 497 (c) under the Securities Act of l933, the form of such documents, would not have differed from those contained in the most recent post effective amendment to the Registrant's registration statement, Post Effective Amendment 9 to the Registration Statement under the Securities Act of l933, filed electronically on October 25th, l996.

|S| Bradley E. Turner *
Bradley E. Turner
President, Gradison McDonald Municipal Custodian Trust
October 28, l996.

*by : |S| Richard M. Wachterman
        Richard M. Wachterman
        Power of Attorney